Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Abstract]
Government grants		$ 28,703	$ 167,500
Management fee income	4,276	29,423	40,192
Management fee income from related parties	17,103	25,961	33,231
Gain on early termination of leases			9,041
Insurance compensation		55,903
Miscellaneous income	16,047	3,350	6,058
Total	$ 37,426	$ 143,340	$ 256,022